                                                        '33 ACT FILE NO. 33-896
                                                     '40 ACT FILE NO. 811-04436

              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 15
                                  AND/ OR /X/
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 16

                      (Check appropriate box or boxes)/x/
                       NATIONWIDE INVESTING FOUNDATION II
               (Exact Name of Registrant as Specified in Charter)
                        Nationwide Tax Free Income Fund
                     Nationwide U.S. Government Income Fund
                              One Nationwide Plaza
                              Columbus, Ohio 43216
              (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (614) 249-7855

Mr. Dave Simaitis                           Send Copies of Communications to:
One Nationwide Plaza                        Druen, Dietrich Reynolds
Columbus, Ohio 43215                        & Koogle
(Name and Address of Agent for Service)     One Nationwide Plaza
                                            Columbus, Ohio 43215

/X/   It is proposed that this filing will become effective on February 27, 1998 pursuant to paragraph (b) of Rule 485

                       SUPPLEMENT DATED FEBRUARY 27, 1998
                     TO PROSPECTUS DATED FEBRUARY 28, 1997

                           NATIONWIDE FAMILY OF FUNDS
                                -- GROWTH FUND
                                -- FUND
                                -- BOND FUND
                                -- MONEY MARKET FUND
                                -- U.S. GOVERNMENT INCOME FUND
                                -- TAX-FREE INCOME FUND

  1) The date at the top of page 2 of the Prospectus is hereby amended to read "February 27, 1998."

  2) Nationwide Investing Foundation ("NIF") and Nationwide Investing Foundation II ("NIF II") have entered into an Agreement and Plan of Reorganization, dated November 24, 1997 (collectively the "Plan"), with Nationwide Investing Foundation III ("NIF III"), an Ohio business trust; on February 16, 1998, shareholders of each series of both NIF and NIF II approved the Plan. Pursuant to the Plan and as listed in the chart below, a series of NIF III (each, an "Acquiring Fund") will acquire all of the assets of each current series of NIF and NIF II (each, a "Fund") in exchange for the assumption of all of the Fund's liabilities and a number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the Fund's net assets (the transactions which have been approved by shareholders are hereafter referred as the "Reorganization"). The Plan also requires the distribution of the shares of the Acquiring Fund received to the shareholders of each of the Funds. For each of the Funds, except the NIF Money Market Fund, the shareholders will receive Class D shares of the Acquiring Fund. The shareholders of the NIF Money Market Fund will receive shares of the NIF III Money Market Fund which are without class designation.

--------------------------------------------------------------------------------

THE ACQUIRING FUNDS (NIF III)                          THE FUNDS
-----------------------------                          ---------
Nationwide Growth Fund                                 Nationwide Growth Fund of NIF
Nationwide Fund                                        Nationwide Fund of NIF
Nationwide Bond Fund                                   Nationwide Bond Fund of NIF
Nationwide Tax-Free Income Fund                        Nationwide Tax-Free Income Fund of NIF II
Nationwide Intermediate                                Nationwide U.S. Government Income Fund of NIF II
  U. S. Government Bond Fund
Nationwide Money Market Fund                           Nationwide Money Market Fund of NIF

--------------------------------------------------------------------------------

  Completion of the Reorganization is planned for on or about May 9, 1998; however, the Reorganization may be effected on such earlier or later date as may be determined. When the Reorganization is completed, all shareholders will receive a new prospectus for the Acquiring Funds of NIF III.

  3) The first sentence in the second paragraph in the left hand column on page 2 of the Prospectus is hereby amended to read as follows: "Statements of Additional Information dated February 27, 1998, incorporated herein by reference and containing further information about the Funds, have been filed with the Securities and Exchange Commission.

  4) The second sentence in the second paragraph in the left hand column on page 3 of the Prospectus is deleted and replaced with the following:

  The expenses and fees in the following table and the example that follows are based on actual fees and expenses incurred for the fiscal year ended October 31, 1997:

  5) The information under the heading "SUMMARY OF FUND EXPENSES -- ANNUAL FUND OPERATING
EXPENSES" on page 3 of the Prospectus is deleted in its entirety and is replaced with the following:

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS, AFTER EXPENSE REIMBURSEMENTS)

                                                                        TAX-FREE    U.S. GOV'T    MONEY
                                              GROWTH    FUND    BOND     INCOME       INCOME      MARKET
                                              ------    ----    ----    --------    ----------    ------
Management Fees                                0.50%    0.50%   0.50%     0.65%        0.65%       0.45%*
12b-1 Fees                                        0%      0%      0%      0.20%+       0.20%+         0%
Other Expenses                                 0.14%    0.10%   0.22%     0.11%        0.21%       0.14%
                                               ----     ----    ----      ----         ----        ----
Total Fund Operating Expenses                  0.64%    0.60%   0.72%     0.96%+       1.06%+      0.59%*
                                               ====     ====    ====      ====         ====        ====

+ For the Tax-Free and U.S. Government Income Funds, the distributor will charge a 12b-1 fee of .20% rather than the .35% allowed and waive the remaining .15% until further written notice.

* The investment manager will waive .05% of the .50% management fee until further written notice.

EXAMPLE:

  The following example illustrates the expenses you would pay on a $1,000 investment over various time periods assuming: (1) a 5% annual return, (2) redemption at the end of each time period, and (3) payment of the maximum applicable sales charge. Contingent deferred sales charges apply to redemptions of shares held 5 years or less in the Tax-Free and U.S. Government Income Funds. For more information see page 18.

                                                             TAX-FREE       U.S. GOV'T     MONEY
                                 GROWTH    FUND    BOND       INCOME          INCOME       MARKET
                                 ------    ----    ----    ------------    ------------    ------
1 Year                            $ 51     $ 51    $ 52    $ 60    $ 10*   $ 61    $ 11*    $ 6
3 Years                           $ 65     $ 63    $ 67    $ 61    $ 31*   $ 64    $ 34*    $19
5 Years                           $ 79     $ 77    $ 83    $ 63    $ 53*   $ 69    $ 59*    $33
10 Years                          $121     $117    $130    $118    $118*   $131    $131*    $74

* Tax-Free Income and U.S. Government Income expenses assuming no redemption.

  The expenses and fees in the following table and example that follows have been restated to reflect fees shareholders of the Funds' will bear after completion of the Reorganization:

SHAREHOLDER TRANSACTION EXPENSES

                                                                       TAX-FREE    U.S. GOV'T    MONEY
                                             GROWTH    FUND    BOND     INCOME       INCOME      MARKET
                                             ------    ----    ----    --------    ----------    ------
Maximum Sales Charge Imposed on Purchase       4.5%     4.5%    4.5%      4.5%         4.5%       None
Maximum Contingent Deferred Sales Charge on
  Redemptions                                 None     None    None      None         None        None
Maximum Sales Charge Imposed on Reinvested
  Dividends                                   None     None    None      None         None        None
Redemption Fees                               None     None    None      None         None        None
Exchange Fees                                 None     None    None      None         None        None

ANNUAL FUND OPERATING EXPENSES
     (AS A PERCENTAGE OF NET ASSETS)

                                                                       TAX-FREE    U.S. GOV'T    MONEY
                                             GROWTH    FUND    BOND     INCOME       INCOME      MARKET
                                             ------    ----    ----    --------    ----------    ------
Management Fees                               0.58%    0.57%   0.50%     0.50%        0.50%       0.40%
12b-1 Fees                                    None     None    None      None         None        None
Other Expenses                                0.20%    0.15%   0.29%     0.19%        0.29%       0.20%
                                              ----     ----    ----      ----         ----        ----
Total Fund Operating Expenses                 0.78%    0.72%   0.79%     0.69%        0.79%       0.60%
                                              ====     ====    ====      ====         ====        ====

EXAMPLE:

  The following example illustrates the expense you would pay on a $1,000 investment over various time periods assuming: (1) a 5% annual return, (2) redemption at the end of each time period, and (3) payment of the maximum applicable sales charge. There are no contingent deferred sales charges imposed on Class D or Money Market shares of NIF III.

                                                                       TAX-FREE    U.S. GOV'T    MONEY
                                             GROWTH    FUND    BOND     INCOME       INCOME      MARKET
                                             ------    ----    ----    --------    ----------    ------
1 Year                                        $ 53     $ 52    $ 53      $ 52         $ 53        $ 6
3 Years                                       $ 69     $ 67    $ 69      $ 66         $ 69        $19
5 Years                                       $ 86     $ 83    $ 87      $ 82         $ 87        $33
10 Years                                      $137     $130    $138      $128         $138        $75

  The above examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

  6) The information under "FINANCIAL HIGHLIGHTS" on pages 4 and 5 of the Prospectus is hereby updated as to each Fund for the fiscal year ended October 31, 1997 with the following:

                              FINANCIAL HIGHLIGHTS
     (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED OCTOBER 31, 1997)

                                                                         TAX-FREE   U.S. GOV'T    MONEY
                                       GROWTH       FUND        BOND      INCOME      INCOME      MARKET
                                      --------   ----------   --------   --------   ----------   --------
Net Asset Value -- Beginning of
  Period                              $  13.34   $    20.41   $   9.34   $  10.24    $ 10.04     $   1.00
                                      --------   ----------   --------   --------    -------     --------
Net investment Income                      .12          .31        .60        .50        .59          .05
Net realized gain (loss) and
  unrealized appreciation
  (depreciation)                          3.94         7.44        .15        .27        .27           --
                                      --------   ----------   --------   --------    -------     --------
Total from investment operations          4.06         7.75        .75        .77        .86          .05
                                      --------   ----------   --------   --------    -------     --------
Dividends from net investment Income      (.12)        (.31)      (.60)      (.50)      (.59)        (.05)
Distributions from net realized
  gains from investment transactions      (.96)       (1.28)        --         --         --           --
                                      --------   ----------   --------   --------    -------     --------
Total distributions                      (1.08)       (1.59)      (.60)      (.50)      (.59)        (.05)
                                      --------   ----------   --------   --------    -------     --------
Net Asset Value -- End of Period      $  16.32   $    26.57   $   9.49   $  10.51    $ 10.31     $   1.00
Total Return (excluding sales
  charge)                                32.12%       40.17%      8.33%      7.72%      8.86%        5.07%
Expenses to average net assets             .64%         .60%       .72%       .96%      1.07%         .59%
Expenses to average net assets*            .64%         .60%       .72%      1.11%      1.22%         .64%
Net investment income to average net
  assets                                   .81%        1.32%      6.43%      4.85%      5.85%        4.96%
Net investment income to average net
  assets*                                  .81%        1.32%      6.43%      4.70%      5.70%        4.91%
Portfolio turnover                       45.07%       14.94%     70.63%     39.49%     26.58%          --
Average commission rate paid**          4.6222c      5.8506c        --         --         --           --
Net assets at end of period (000's)   $818,124   $1,448,422   $124,404   $256,486    $41,328     $820,657

*  Ratios calculated as if no expense were waived.

** Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

  The information in the Financial Highlights has been audited by KPMG Peat Marwick LLP, independent auditors whose report thereon together with the financial statements are incorporated by reference in the Statement of Additional Information from the Annual Report. The Statement of Additional Information and the Annual Report for the Funds which contain further information about the Funds' performance including Managements Discussion of Fund Performance may be obtained free of charge by calling 1 (800) 848-0920.

  7) The "Performance" section on pages 7-8 is hereby deleted in its entirety.

  8) The information beginning with "Calendar Year Total Returns" through "Top 10 Holdings" with respect to each Fund on pages 9-14 is hereby deleted in its entirety.

  9) The following is added as a separate paragraph under the section entitled "RETIREMENT PLANS" under INVESTOR SERVICES on page 23 of the Prospectus:

          Beginning January 1, 1998, Shares of the Funds may be purchased for Roth IRAs and for Education IRAs. For more information, please call NAS at 1(800) 848-0920.

  10) The paragraph under the heading "EXPENSES" on page 24 of the Prospectus is deleted in its entirety and is replaced with the following:

          For the fiscal year ended October 31, 1997, the ratio of operating expenses to average net assets was .64% for the Growth Fund, .60% of Nationwide Fund, .72% for the Bond Fund, .96% for the Tax-Free Income Fund, 1.07% for the U.S. Government Income Fund and .59% for the Money Market Fund. The Growth, Nationwide, Bond and Money Market Funds will not bear expenses in excess of 1% of average daily net assets. Such limitations did not affect any of those Funds during the year ended October 31, 1997.

  11) On page 25 of the Prospectus under the section entitled "DISTRIBUTIONS AND TAXES FEDERAL TAXES", the fourth paragraph is hereby deleted in its entirety and is replaced by the following:

          The Taxpayer Relief Act of 1997 has substantially changed the manner in which the income tax on net long-term capital gains is computed for individuals. For corporations, net long-term capital gains are taxed at the same rates as ordinary income. The following is a summary of the new rules for the taxation of net long-term capital gains, which are applicable to individuals but not corporations, for sales and exchanges after May 6, 1997.

          For investments held for more than 18 months (12 months if the investment was sold after May 6 and before July 29, 1997), the top net long-term capital gain rate is 20%. For taxpayers who are in the 15% regular tax bracket for 1997, the top long-term capital gain rate is 10%.

          Commencing with sales after July 28, 1997, gain from assets that are held for more than 12 months but not more than 18 months is treated as mid-term gain. The top rate for mid-term gains is 28%.

          If the investor's regular tax rate is lower than the top long-term capital gain rate, the tax is computed using the regular tax rates.

  12) The "TAX ADVANTAGES OF THE TAX-FREE INCOME FUND" section on pages 26-27 is hereby deleted in its entirety.

  13) The information pertaining to LEGAL COUNSEL on page 30 of the Prospectus should read "Druen, Dietrich, Reynolds & Koogler, One Nationwide Plaza, Columbus, Ohio 43215.

  14) This supplement supersedes in their entirety the prospectus Supplements dated November 28, 1997, December 8, 1997 and December 23, 1997.

                    THIS SUPPLEMENT SHOULD BE RETAINED WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

HS-409-10

PART B:



              STATEMENT OF ADDITIONAL INFORMATION FEBRUARY 27, 1998



NATIONWIDE INVESTING FOUNDATION II:
NATIONWIDE TAX-FREE INCOME FUND
NATIONWIDE U.S. GOVERNMENT INCOME FUND


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than that set forth in the prospectus and should be read in conjunction with the Funds' prospectus dated February 28, 1997 as supplemented February 27, 1998. The prospectus may be obtained from Nationwide Advisory Services, Inc. (NAS), P.O. Box 1492, Three Nationwide Plaza, Columbus, Ohio 43216.


                                TABLE OF CONTENTS


General Information and History                                  1
Investment Objectives and Policies                               1
Descriptions of Securities                                       3
Investment Restrictions                                          6
Trustees and Officers of the Trust                               8
Investment Management Agreement                                  9
Distribution Agreement                                          10
Pricing of Shares                                               11
Redemption of Shares                                            12
Contingent Deferred Sales Charge                                12
Fund Performance Advertising                                    13
Shareholders' Rights                                            15
Custodian                                                       16
Brokerage Allocation                                            16
Tax Status                                                      17
Financial Statements                                            18
Independent Auditors' Report                                    30
Appendix                                                        31

GENERAL INFORMATION AND HISTORY

Nationwide Investing Foundation II is a diversified, open-end management investment company, created under the laws of Massachusetts by a Declaration of Trust dated October 8, 1985.

         The trust contains two Funds, the Nationwide U.S. Government Income Fund and the Nationwide Tax-Free Income Fund.

INVESTMENT OBJECTIVES AND POLICIES


The following information supplements the discussion of the Funds' investment objectives and policies discussed on pages 12 and 13 of the prospectus. Certain of the investment policies and types of permitted investments may be changed without approval of shareholders.


NATIONWIDE TAX-FREE INCOME FUND

The Nationwide Tax-Free Income Fund is designed to provide as high a level of current income exempt from federal tax as is consistent with the preservation of capital through investing in a diversified portfolio of high quality municipal obligations.


         As stated in the prospectus, the Fund may purchase securities on a "when-issued" basis and "forward delivery" basis, for payment and delivery at a later date, generally within one month for when-issued and longer periods for forward commitments. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is reflected in the Fund's net asset value. Failure of an issuer to deliver the security may result in the Fund incurring a loss or missing an opportunity to make an alternative investment. At the time of settlement, the market value of the security may be more or less than the purchase price, resulting in an unrealized appreciation or depreciation to the Fund. The Fund maintains in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the purchase price as long as the obligation to purchase continues.


         The Fund may purchase municipal bonds on a "forward delivery" basis at fixed purchase terms. The purchase will be recorded on the date the Fund enters into the commitment and the value of the security will thereafter be reflected in the calculation of the portfolio's net asset value. The value of the security on the delivery date may be more or less than its purchase price resulting in unrealized appreciation or depreciation to the Fund. A separate account of the portfolio will be established with its Custodian consisting of cash or liquid municipal bonds having a market value at all times at least equal to the amount of the forward commitment.

         The types of instruments in which the Fund may invest are described in the prospectus. For more information on ratings of municipal obligations from Standard & Poor's Corporation (Standard & Poor's) and Moody's Investors Service, Inc. (Moody's), see the Appendix. For purposes of the restrictions set forth below, the Fund will regard the entity which has the ultimate responsibility for the payment of interest and principal as the issuer.

         From time to time the Fund may invest less than the 25% of its total assets in the securities of issuers in the same industry, state or similar type project where such securities are related in such a way that economic, business and political developments or changes that affect one such security could affect the other securities.

NATIONWIDE U.S. GOVERNMENT INCOME FUND

The Nationwide U.S. Government Income Fund is designed to provide as high a level of income as is consistent with the preservation of capital through a portfolio consisting of securities from the U.S. government, and its agencies and instrumentalities. The intermediate average dollar-weighted maturity of the portfolio (between 3 and 10 years) should generally provide higher yields than a money market fund while producing greater price stability than other bond portfolios with longer maturities.

         As stated in the prospectus, the U.S. Government Income Fund will normally invest all of its net assets in securities issued by the U.S. government, its agencies and instrumentalities (see U.S. Government Securities), and in repurchase agreements in these securities (see Repurchase Agreements, p.
6).

         The Fund may invest up to 80% of its net assets in mortgage-related securities (see Mortgage-Related Securities, p. 4) which represent part ownership of a pool of mortgage loans. This would include investments in collateralized mortgage obligations

(CMOs). The Fund may also invest up to 20% in zero-coupon securities (see Zero-Coupon Securities p. 4).

         There is minimal default risk involved in the purchase of U.S. government or U.S. government guaranteed securities. Securities issued by U.S. government agencies or instrumentalities, while perhaps having the implicit backing of the U.S. government, may not have an explicit guarantee of the payment of principal and interest (see U.S. Government Securities, below).

         The value of shares of the U.S. Government Income Fund will vary inversely with changes in interest rates. As with any fixed income investment, interest rate risk (when interest rates decline, the market value of a portfolio invested at higher yields can be expected to rise; conversely, when interest rates rise, the market value of a portfolio invested at lower yields can be expected to fall) does exist. While the U.S. Government Income Fund will engage in portfolio trading (shortening the average maturity of the portfolio in anticipation of a rise in interest rates so as to minimize depreciation of principal or lengthening the portfolio in anticipation of a decline in interest rates so as to maximize appreciation of capital) to manage this risk, there is no assurance that capital will be preserved.

         Generally, debt securities with shorter maturities are less subject to market fluctuation as a result of a change in interest rates. Thus, though there will be share price fluctuation of the U.S. Government Income Fund, the average maturity of the portfolio will be between 3 and 10 years (intermediate-term), which should result in less fluctuation than longer-term maturities.

DESCRIPTION OF SECURITIES

U.S. GOVERNMENT SECURITIES

U.S. government securities include obligations issued (1) by the U.S. Treasury and (2) by agencies and instrumentalities of the United States government. U.S. government agencies are government-sponsored organizations acting under authority of Congress, such as Federal Land Banks, Central Banks for Cooperatives, Federal Home Loan Banks, the Farmers Home Administration, and the Federal Farm Credit System. U.S. government instrumentalities are organized by Congress under a federal charter and supervised and regulated by the U.S. government, such as the Federal National Mortgage Association and the Student Loan Marketing Association. A distinction must be made between these obligations since some are supported by the full faith and credit of the U.S. Treasury, others by the discretionary authority of the U.S. government, and still others only by the credit of the issuer.

         Securities guaranteed by the U.S. government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and
(2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as securities issued by the Farmers Home Association, the Federal Financing Bank, the Government National Mortgage Association, the Maritime Administration Guaranteed Ship Financing Bonds issued after 1972 and the Small Business Administration). In these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government; thus, they are of the highest possible credit quality.

         Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by the issuer's right to borrow from the U.S. Treasury (such as securities issued by the Farm Credit System and the Tennessee Valley Authority); some are supported by the authority of the U.S. Treasury to purchase obligations issued by agencies or instrumentalities (such as the Federal National Mortgage Association, Student Loan Marketing Association, and the Tennessee Valley Authority). Some are supported only by the credit of the issuing government agency or instrumentality (such as securities issued by the Financing Corporation, FICO).

ZERO-COUPON SECURITIES

Zero-coupon securities are securities that make no periodic interest payments but instead are sold at a deep discount from their face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. For tax purposes, the Internal Revenue Service maintains that the holder of a zero-coupon bond owes income tax on the interest that has accrued each year, even though the bondholder does not actually receive the cash until maturity.

The U.S. Government Income Fund will only invest in zero-coupon securities which are direct obligations of the U.S. Treasury or agencies of the U.S. government. No zero-coupon securities issued by brokerage firms will be purchased by the U.S. Government Income Fund.

To the extent that the U.S. Government Income Fund utilizes portfolio cash to distribute zero coupon income to shareholders, it will forego the purchase of additional income-producing assets with these funds.

MORTGAGE-RELATED SECURITIES

Mortgage-related securities include GNMA certificates, FNMA and FHLMC mortgage-based obligations.

         GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

         Although the mortgage loans in a GNMA pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

Because prepayments are made at par value, losses could be sustained on prepayments of GNMA certificates which had been purchased at prices above their par values.

         The Federal National Mortgage Association ("FNMA"), a federally chartered and privately-owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government.

         The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. government, issues participation certificates which represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized return on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

         FNMA and FHLMC also issue collateralized mortgage obligations ("CMO's"). CMO's are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMO's. Payments are passed through to the holders although not necessarily on a pro rata basis on the same schedule as they are received. Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO.

WHEN-ISSUED SECURITIES


In order to help ensure the availability of suitable securities for its portfolio, the U.S. Government Income Fund and the Tax-Free Income Fund may purchase securities on a "when-issued" or on a "forward delivery" basis which means that the obligations will be delivered to the Fund making the purchase at a future date beyond customary settlement time. It is expected that, under normal circumstances, a Fund purchasing securities on a "when-issued" or "forward delivery" basis will take delivery of such securities. In general, a Fund does not pay for the securities or start earning interest on them until the obligations are scheduled to be settled. While awaiting delivery of the obligations purchased on such basis, a Fund will establish a segregated account consisting of cash or liquid securities equal to the amount of the commitments to purchase "when-issued" securities.


         To the extent a Fund engages in "when-issued" or "forward delivery" transactions, it will do so for the purpose of acquiring portfolio securities consistent with the Fund's investment objectives and policies and not for the purpose of investment leverage or to speculate in interest rate changes. The U.S. Government Income Fund and the Tax-Free Income Fund will make commitments to purchase securities on a "when-issued" or "forward delivery" basis only with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if deemed advisable.

         Because a Fund must set aside cash or liquid high grade securities to satisfy its commitments to purchase "when-issued" or "forward delivery" securities, management of a Fund's investments may be limited by commitments to purchase "when-issued" or "forward delivery" securities.


         When a Fund commits to purchase a security on a "when-issued" or on a "forward-delivery" basis, it follows procedures consistent with Securities and Exchange Commission policies. Since those policies currently recommend that an amount of a Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a Fund will always have cash or liquid securities sufficient to cover any commitments or to limit any potential risk. However, although neither of the Funds intends to make such purchases for speculative purposes and each Fund intends to adhere to the provisions of Securities and Exchange Commission policies, purchases of securities on such bases may involve more risk than other types of purchases. For example, a Fund may have to sell assets which have been set aside in order to meet redemptions. Also, if a Fund determines it is advisable as a matter of investment strategy to sell the "when-issued" or "forward delivery" securities before delivery, that Fund may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made and any gain or loss would not be tax-exempt. When the time comes to pay for "when-issued" or "forward delivery" securities, a Fund will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than a Fund's payment obligation).

REPURCHASE AGREEMENTS

         The U.S. Government Income Fund may enter into Repurchase Agreements (Repos) with banks and securities dealers. Under Repurchase Agreements, the U.S. Government Income Fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repos, also called RPs or buybacks, are widely used both as a money market investment vehicle and as an instrument of Federal Reserve Monetary Policy. Where a repurchase agreement is used as a short-term investment, a government securities dealer borrows from an investor (for instance, a mutual fund) with excess cash, to finance its inventory, using the securities as collateral. Such RPs may have a fixed maturity date or be Open Repos, callable at any time. Rates are negotiated directly by the parties involved, but are generally lower than rates on collateralized loans made by New York banks. The attraction of repos is the flexibility of maturities that makes them an ideal place to invest excess funds on a temporary basis. The Trust will only invest in repurchase agreements which are fully collateralized and monitored on a continuous basis by the Investment Adviser and have been affirmed by the Board of Trustees. Repurchase agreements permit the Fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Fund's Custodian securities equal to at least 102% of the acquired security's market value as monitored daily by the Investment Adviser (see "Management" below). The U.S. Government Income Fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser, subject to review by the Board of Trustees. If the seller under the repurchase agreement defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined, and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Fund may be delayed or limited.

INVESTMENT RESTRICTIONS

The Funds have adopted the following restrictions which are fundamental policies. These fundamental policies, as well as the investment objective of the Funds, cannot be changed without approval of the holders of a majority of the outstanding shares of the Fund. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made.

RESTRICTIONS FOR BOTH FUNDS

The Funds may not:

1 Enter into any repurchase agreement if, as a result, more than 10% of the Fund's total assets would be subject to repurchase agreements maturing in more than seven days;

2 Make loans to others except for the purchase of the debt securities listed above or entering into repurchase agreement listed above;

3 Borrow money, except under the following circumstances: (a) A Fund may borrow an amount not in excess of 33 1/3% of the value of the Fund's total assets (calculated when the loan is made) from banks for temporary purposes to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur. This borrowing provision is not intended for investment purposes, nor will the Funds purchase portfolio securities during periods of borrowings outstanding;

     (b) A Fund may borrow an amount equal to no more than 5% of the value of each of the Funds' total assets (calculated when the loan is made) for temporary, emergency purposes, or for the clearance of transactions, to provide the Investment Manager additional flexibility in the execution of routine daily transactions, and allow for more efficient cash management. This borrowing provision will not be used to leverage the funds or to borrow for extended periods of time.

     4 Act as underwriter except to the extent that in conjunction with the disposition of portfolio securities, the Fund may be deemed an underwriter under certain federal securities laws;

     5 Pledge more than 10% of its assets and then only to secure temporary borrowings from banks;

     6 Sell securities short or purchase securities restricted under federal securities laws;

     7 Write, purchase, or sell puts, calls, straddles, spreads or any combination thereof;

     8 Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate, real estate mortgage loans, commodities or futures contracts;

     9 Issue any senior securities;


     10 Purchase securities on margin, but the Fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities;

     11 Purchase any illiquid or unmarketable securities;

     12 Invest for the purpose of making short-term trading profits or for the purpose of exercising control of management or deal with the Trustees in the purchase and sale of securities.

RESTRICTIONS FOR TAX-FREE INCOME FUND ONLY

The Fund may not:

     1 Invest more than 20% of its assets in securities whose interest is subject to federal income taxes;

     2 Invest more than 5% of its total assets (excluding cash and cash items) in the securities of any one issuer, except the U. S. government, its agencies and instrumentalities;

     3 Invest 25% or more of the Fund's total assets in the securities of issuers in the same industry, except that the Fund may invest more than 25% of the value of its total assets in municipal bonds and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

     4 Invest more than 5% of its total assets taken at cost in securities whose issuer or guarantor of principal and interest, including any predecessors, has been in operation for less than three years.

TRUSTEES AND OFFICERS
OF THE TRUST

TRUSTEES AND OFFICERS

The principal occupation of the Trustees and Officers during the last five years and their affiliations are:


JOHN C. BRYANT, TRUSTEE, Age 61.
44 Faculty Place, Wilmington, Ohio.


Dr. Bryant is Executive Director of the Cincinnati Youth Collaborative. He was formerly Professor of Education, Wilmington College.


ROBERT M. DUNCAN, TRUSTEE, Age 70.
1397 Haddon Road, Columbus, Ohio.


Mr. Duncan is Vice President & Secretary Emeritus of The Ohio State University. He was formerly a partner in the law firm of Jones, Day, Reavis & Pogue in Columbus, Ohio. He was formerly a U.S. District Court Judge, Southern District of Ohio.


THOMAS J. KERR, IV, TRUSTEE, Age 64.
4890 Smoketalk Lane, Westerville, Ohio.


Dr. Kerr is President Emeritus of Kendall College. He was formerly President of Grant Hospital Development Foundation.


DIMON R. MCFERSON*, TRUSTEE, Age 60
One Nationwide Plaza, Columbus, Ohio


Mr. McFerson is President and Chief Executive Officer of the Nationwide Insurance Enterprise.

JAMES F. LAIRD, JR., TREASURER.
Three Nationwide Plaza, Columbus, Ohio.

Mr. Laird is Vice President-General Manager of Nationwide Advisory Services, Inc., the

Distributor and Investment Manager.


CHRISTOPHER D. CRAY, ASSISTANT TREASURER.
Three Nationwide Plaza, Columbus, Ohio.

Mr. Cray is Treasurer of Nationwide Advisory Services, Inc., the Distributor and Investment Manager. Prior to that he was Director - Corporate Accounting of Nationwide Insurance Enterprise.





* A Trustee who is an "interested person" of the Fund as defined in the Investment Company Act of 1940.


The Trustees receive fees and reimbursement for expenses of attending Board meetings of the Trust. The Compensation Table below sets forth the total compensation to the Trustees from the Trust and from all funds in the Nationwide Fund Complex during the fiscal year ended October 31, 1997. Trust officers receive no compensation from the Trust in their capacity as officers. All Trustees and Officers of the Trust own less than 1% of its outstanding shares.



                               COMPENSATION TABLE


                                                      PENSION OR RETIREMENT             ESTIMATED
                         AGGREGATE                    BENEFITS ACCRUED                  ANNUAL BENEFITS           TOTAL COMPENSA-
NAME OF PERSON,          COMPENSATION                 AS PART OF FUND                   UPON RETIRE-              TION FROM THE
POSITION                 FROM THE TRUST EXPENSES                                        MENT                      FUND COMPLEX*
John C. Bryant,
Trustee                   $1,000                      --0--                             --0--                    $16,000

Robert M. Duncan,
Trustee                   $1,000                      --0--                             --0--                    $16,000

Thomas J. Kerr, IV,
Trustee                   $1,000                      --0--                             --0--                    $16,000

Dimon R. McFerson,
Trustee                   --0--                       --0--                             --0--                     --0--



* The Fund Complex includes six business trusts comprised of thirty-one investment company portfolios.



INVESTMENT MANAGEMENT
AGREEMENT

     Under the terms of the Investment Management Agreement, Nationwide Advisory Services, Inc., (NAS) manages the investment of the assets of the Funds in accordance with the policies and procedures established by the Trustees, administers and manages the affairs of the Trust and furnishes office facilities, equipment and personnel to the Funds. The Agreement also provides that NAS shall reimburse the Trust for the compensation of the Trustees who are "interested persons" of NAS.

     Each Fund pays the Investment Manager a fee based on its average daily net assets at the rate of .65% of the first $250 million of average daily net assets, .60% of the next $250 million, .55% on the next $250 million, and .50% on the average daily net assets in excess of $750 million. The Funds also pays the custodial, transfer agents, federal and state share registrations, brokerage and legal fees; taxes; printing costs; and the compensation and expenses of the Trustees who are not interested persons of the Trust.

During the fiscal years ended October 31, 1997, 1996, and 1995, the Investment Manager earned management fees for the Tax-Free Income Fund of $1,688,233, $1,704,966, and $1,629,584, respectively, and $256,016, $255,149, and $248,765, respectively for the U.S. Government Income Fund. Neither the Investment Manager nor any company affiliated with it receives any brokerage commissions from the Funds.

     NAS, an Ohio corporation, is a wholly owned subsidiary of Nationwide Life Insurance Company, which is owned by Nationwide Financial Services, Inc. (NFS). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B common stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise.


DISTRIBUTION AGREEMENT


Nationwide Advisory Services, Inc. also acts as Distributor of the Funds' shares pursuant to the Distribution Agreement with the Funds. Pursuant to the Distribution Agreement, NAS is responsible for distributing the Funds Securities in a continuous offering. The Distributor pays commissions to salespersons, the cost of printing and mailing prospectuses to potential investors, and any sales promotional expenses incurred in connection with the distribution of Fund shares.


     The Distribution Agreement provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice.

     To compensate the Distributor for the services it provides and for the expenses it bears under the Distribution Agreement, the Funds have adopted a Plan of Distribution (the "Plan") under Rule 12b-1 under the Investment Company Act. Under the Plan, the Funds pays the Distributor compensation accrued daily and paid monthly at the annual rate of .35% of the average daily net assets of the Funds.

     For the Tax-Free Income Fund, these fees were waived from the inception of the Fund through February 28, 1990. For the period from March 1, 1990 through August 31, 1990 the Fund accrued distribution fees at the annual rate of .10% of average daily net assets. For the period from September 1, 1990 through October 31, 1996, the Fund accrued distribution fees at the annual rate of .20% of average daily net assets.


     During the fiscal years ended October 31, 1997, 1996, and 1995, the Tax-Free Income Fund accrued distribution fees totalling $911,855, $921,340, and $878,689, respectively, and $137,861, $137,388, and $133,950 for the U.S.
Government Income Fund. During the years ended October 31, 1997, 1996, and
1995, the Distributor waived Plan fees for the Tax-Free Income Fund totaling $390,745, $394,860, and $376,581 respectively, and $59,083, $58,881 and $57,407 respectively for the U.S. Government Income Fund.


     The Distributor also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of shares (see "Contingent Deferred Sales Charge").


During the years ended October 31, 1997, 1996, and 1995, such charges for the Tax-Free Income Fund aggregated $161,441, $169,310, and $234,339 respectively, and $31,232, $58,918, and $72,664, respectively for the U.S. Government Income Fund.

     Pursuant to the Plan, at least quarterly, the Distributor shall provide the Fund a written report for review by the Trustees of the amounts expended under the Plan and the purpose for which such expenditures were made.

     The Plan shall remain in effect until the earlier of one year after the respective date of execution or the first meeting of shareholders after the effective date of the Funds' prospectus. If approved at such meeting by a vote of a majority of the outstanding voting securities of the Fund, the Plan shall continue in effect thereafter, provided such continuance is approved annually by a vote of the Trustees of the Fund, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on such Plan. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operations of the Plan or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act) on not more than 60 days' written notice to any other party to the Plan. The Plan will automatically terminate in the event of its assignment (as defined in the Investment Company Act). The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. In the Trustees' review of the Plan, they will consider the continued appropriateness and the level of compensation provided therein. So long as the Plan is in effect, the election and nomination of Trustees who are not interested persons of the Fund shall be at the discretion of the Trustees who are not such interested persons.

PRICING OF SHARES


     The net asset value per share of the Fund is determined once daily as of the close of the New York Stock Exchange (usually 4 P.M. Eastern Time) on days when the New York Stock Exchange is open or on any other day during which there is a sufficient degree of trading in the Funds' portfolio securities that the net asset value of the Fund is materially affected by changes in the value of portfolio securities. The Fund will not compute net asset value on customary national business holidays, including the following: Christmas, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, and Thanksgiving.


     The net asset value per share is calculated by adding the value of all securities and other assets of the Fund, deducting its liabilities, and dividing by the number of shares outstanding.

     Portfolio securities for which market quotations are readily available are valued at their bid quotations. Securities for which market quotations are not readily available are valued at fair value in accordance with procedures adopted by the Board of Trustees. Under these procedures the Fund values municipal securities on the basis of valuations provided by an independent pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

REDEMPTION OF SHARES
CONTINGENT DEFERRED
SALES CHARGE

A contingent deferred sales charge will be imposed on an investor's redemption which reduces the current value of the investor's shares in the Fund to an amount which is lower than the amount of all payments by the shareholder for the purchase of shares during the preceding five years. However, such a charge will be imposed only to the extent that the net asset value of the shares redeemed exceeds (a) the current net asset value of shares purchased more than five years prior to the redemption, plus (b) the current net asset value of shares purchased through reinvestment of dividends or distributions, plus (c) increases in the net asset value of the investor's shares above the total amount of payments for the purchase of shares made during the preceding five years. The amount of any contingent deferred sales charge will be paid to and retained by the Distributor.

In determining the applicability of a contingent deferred sales charge to each redemption, the amount which represents an increase in the net asset value of the investor's shares above the amount of the total payments for the purchase of shares within the last five years will be deemed to be redeemed first. In the event that the redemption amount exceeds such increase in value, the next portion of the amount redeemed will be deemed to be the amount which represents the net asset value of the investor's shares purchased more than five years prior to the redemption and/or shares purchased through reinvestment of dividends or distributions. Any portion of the amount redeemed which exceeds an amount representing both such increase in value and the value of shares purchased more than five years prior to the redemption and/or shares purchased through reinvestment of dividends or distributions will be subject to contingent deferred sales charge.

The amount of the contingent deferred sales charge, if any, will vary depending on the number of months from the time of payment for the purchase of shares until the time of redemption of such shares. Solely for purposes of determining the number of months from the time of any payment for the purchases of shares, all payments during a month will be aggregated and deemed to have been made on the last day of the preceding month. The following table sets forth the rates of the contingent deferred sales charge:

Months since purchase       0-     13-    25-   37-    49-   61 &
payment was made            12     24     36    48     60    over
Contingent deferred
sales charge percentage     5%     4%     3%    2%     1%    none

In determining the rate of any applicable contingent deferred sales charge, it will be assumed that a redemption is made of shares held by the investor for the longest period of time within the applicable 60-month period. This will result in any such charge being imposed at the lowest possible rate.

Accordingly, shareholders may redeem, without incurring any contingent deferred sales charge, amounts equal to any net increase in the value of their shares above the amount of their purchase payments made within the past five years, and amounts equal to the current value of shares purchased through reinvestment of dividends or distributions. The contingent deferred sales charge will be imposed, in accordance with the table above, on any redemptions within five years of purchase which are in excess of these amounts. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption or repurchase of shares.

The contingent deferred sales charge will be waived in the case of a redemption following death or disability of a shareholder(including either spouse on joint spousal accounts) if the redemption is made within one year of death or initial determination of disability. The waiver is available for total or partial redemptions of shares owned by an individual or an individual jointly with his or her spouse, but only for redemptions of shares held at the time of death or initial determination of disability. The charge will also be waived on redemptions effected by: (i) shares held by other registered investment companies affiliated with Nationwide Advisory Services, Inc., (ii) shares redeemed that were acquired as a result of a transfer of investments from the Nationwide Tax-Free Income Fund, U.S. Government Income Fund, Nationwide Growth Fund, Nationwide Fund, or Nationwide Bond Fund, (iii) shares redeemed by (a) any pension, profit-sharing or other employee benefit plan for the employees of NAS, any of its affiliated companies or investment advisory clients and their affiliates, (b) Trustees and retired Trustees of NIF and NIF II; directors, officers, full-time employees employed for not less than 90 days, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives, and immediate relatives of deceased employees (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren) of any of the Nationwide Group of Insurance Companies or their affiliates, or any investment advisory clients of the Funds' advisor and their affiliates, (c) directors, officers and full-time employees, their spouses, children or immediate relatives, and immediate relatives of deceased employees (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren) of any sponsor group which may be affiliated with the Nationwide Group of Insurance Companies from time to time, which include but are not limited to Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farmers' Association, Ruralite Services, Inc., and Southern States Cooperative
(d) any endowment or pension, profit sharing, or deferred compensation plan which is qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended, dealing directly with the Distributor with no sales representative involved, at net asset value upon written assurance of the purchaser that the shares are acquired for investment purposes and will not be resold except to the Trust, and (e) any life insurance company separate account registered as a unit investment trust, (f) any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees. The shareholder must notify the Funds' Transfer Agent either directly or indirectly or through the Distributor, at the time of redemption, that the shareholder is entitled to waiver of the contingent deferred sales charge.

Redemptions of shares which were recently purchased may be delayed in order to permit a determination to be made that the purchase check will be honored. Such determination may be made upon the passage of a reasonable period of time (not to exceed 12 days) from the time of receipt of the check by Nationwide Investors Services, Inc.

FUND PERFORMANCE
ADVERTISING


The Funds may use historical performance in advertisements, sales literature, and the prospectus. Performance figures reflect the maximum 5% deferred sales charge, which decreases to zero at the end of year five. It also includes reinvestment of all dividends and capital gains distributions. Performance figures will include quotations of average annual (compound) total return for the most recent one, five, and ten-year periods (or, as the case may be, the life of the Fund). Average annual (compound) total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the specified period.


NATIONWIDE TAX-FREE INCOME FUND
AVERAGE ANNUAL (COMPOUND) TOTAL RETURNS

FOR PERIODS ENDED OCTOBER 31, 1997
(REFLECT MAXIMUM SALES CHARGES)



1 year                            2.72%
5 year                            6.63%
10 year                           8.18%



NATIONWIDE U.S. GOVERNMENT INCOME FUND
AVERAGE ANNUAL (COMPOUND) TOTAL RETURNS
FOR PERIODS ENDED OCTOBER 31, 1997
(REFLECT MAXIMUM SALES CHARGES)



1 year                           3.36%
5 year                           6.94%
Life**                           7.17%


         The Funds may also choose to show nonstandard returns including total return and simple average total return, over various time periods based on lump-sum or periodic investments. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains.

         Total return represents the cumulative percentage change in the value of an investment over a time, calculated by subtracting the initial investment from the redeemable value and dividing the result by the amount of the initial investment. The simple average total return equals the total return (or cumulative total return) divided by the number of years in the period and, unlike average annual (compound) total return, does not reflect compounding.





** Life of the U.S. Government Income Fund since commencement of operations 2/10/92.

The Funds may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the 30-day period, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there can be no assurance that the yield quoted on any given occasion will remain in effect for any period of time. For the 30-day period ended October 31, 1997, the Tax-Free Income Fund's yield was 4.26% and the U.S. Government Income Fund's yield was 5.76%.


Additionally, the Nationwide Tax-Free Income Fund may show tax-equivalent yield which is computed by dividing yield by one minus a stated income tax rate. The tax-equivalent yields for the 15%, 28%, 31%, 36%, and 39.6% federal tax rates are shown below:


NATIONWIDE TAX-FREE INCOME FUND
TAX EQUIVALENT 30-DAY YIELDS
FOR THE PERIOD ENDED OCTOBER 31, 1997



Tax Rate Yield
15%                               5.01%
28%                               5.92%
31%                               6.17%
36%                               6.66%
39.6%                             7.05%


SHAREHOLDERS' RIGHTS


It is the Trust's belief that no shareholder shall be subject to any personal liability to any person in connection with Fund property or the acts, obligations or affairs of the Fund. No Trustee, officer, employee or agent of the Fund shall be subject to any personal liability whatsoever to any person, other than the Fund or its shareholders, in connection with Fund property or the affairs of the Fund, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such person; and all such persons shall look solely to the Fund property for satisfaction of claims of any nature arising in connection with the affairs of the Fund. If any shareholder of the Fund is made a party to any suit or proceeding to enforce any such liability, he shall not, on account thereof, be held to any personal liability. The Fund shall indemnify and hold each shareholder harmless from and against all claims and liabilities, to which such shareholder may become subject by reason of his being or having been a shareholder, and shall reimburse such shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. Such rights accruing to a shareholder shall not exclude any other right to which such shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Fund to indemnify or reimburse a shareholder in any appropriate situation even though not specifically provided herein.

CUSTODIAN

The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, OH 45263, is the Custodian for the Funds and makes all receipts and disbursements under a Custodian agreement. The Custodian performs no managerial or policymaking functions of the Fund.

TRANSFER AGENT AND
DIVIDEND DISBURSEMENT


Nationwide Investors Services, Inc. (NIS) is the Transfer and Dividend Disbursing Agent for all Nationwide Funds. NIS, a wholly-owned subsidiary of Nationwide Advisory Services, Inc. received fees for transfer agent services during the fiscal year ended October 31, 1997, 1996, and 1995 of $135,800, $159,115 and $163,259 from the Nationwide Tax-Free Income Fund and $37,599, $40,299, and $40,489 from the Nationwide U. S. Government Income Fund. Management believes the charges for the services performed are comparable to fees charged by other companies performing similar services.


BROKERAGE ALLOCATION

There is no commitment to place orders with any particular broker/dealer or group of broker/dealers. Orders for the purchases and sales of portfolio securities of the Funds are placed where, in the judgment of the Investment Manager, the best executions can be obtained. None of the firms with whom orders are placed are engaged in the sale of shares of the Funds. In allocating orders among brokers for execution on an agency basis, in addition to price considerations, the usefulness of the brokers' overall services is also considered. Services provided by brokerage firms include efficient handling of orders, useful analyses of corporations, industries and the economy, statistical reports and other related services for which no charge is made by the broker over and above negotiated brokerage commissions. The Fund and the Investment Manager believe that these services and information, which in many cases would be otherwise unavailable to the Investment Manager, are of significant value to the Investment Manager, but it is not possible to place an exact dollar value thereon. The Investment Manager does not believe that the receipt of such services and information tends to reduce materially the Investment Manager's expense.

No formula, method or criteria other than as stated above was used in the allocation of orders among any such firms. In the case of securities traded in the over-the-counter market, the Funds normally deal with the market makers for such securities unless better prices can be obtained through brokers.

TAX STATUS

FEDERAL TAXES--The Funds intend to qualify for treatment under subchapter M of the Internal Revenue Code of 1986, as amended, and, therefore, must distribute substantially all of its net investment income and capital gains to shareholders annually. In general, if a Fund distributes all of its net investment income, it is not required to pay any federal income taxes. In addition to federal income tax, if a Fund fails to distribute the required portion of such investment income or capital gains in any year, it will be subject to a non-deductible 4% excise tax on the amount which it has failed to distribute. The Funds intend to make distributions in amounts sufficient to avoid the imposition of this excise tax.

Dividends paid by the Tax-Free Income Fund will be exempt from federal income tax to the extent that the income of the Fund is derived from bonds which qualify for such exemption. Some portion of the income from the Tax-Free Income Fund may be taxable annually. The taxable portion of each distribution will be based on the ratio, each year, between the Fund's taxable income and total income. Such ratio shall be determined within 60 days following the close of the taxable year. The annual ratio may differ significantly from the ratio for the period actually covered by each distribution.

Dividends paid by the Nationwide U.S. Government Income Fund are taxable as income to the shareholder for federal income tax purposes. For corporate shareholders, the appropriate portion of each year's distribution is eligible for the corporate dividend received deduction.


Income itself exempt from Federal income taxation may be considered in addition to the taxable income when determining whether Social Security payments received by a shareholder are subject to Federal income taxation.


Shareholders not subject to tax on their income will not have to pay tax on amounts distributed to them.

The Funds will annually report to each shareholder that shareholder's portion of the net income and capital gain of the Funds for inclusion in the shareholder's income.

Individual and corporate shareholders may be subject to the Alternative Minimum Tax ("AMT") if their Alternative Minimum Taxable Income ("AMTI") exceeds the exemption amounts set forth in Section 55 of the Code. The AMT, at rates as high as 28% for individuals and 20% for corporations, is reduced by the regular tax due for the year. AMTI is the taxpayer's taxable income for the year for regular tax purposes, increased by the tax preferences described in Section 57 of the Code and adjusted as described in Section 56 of the Code. Preferences include interest from Specified Private Activity Bonds, a type of state or local government bond described in Section 57 (a) (5) (C) of the Code. Bonds of this type may be held for one or more of the Funds from time to time.

A shareholder may be subject to federal backup withholding at a rate of 31% of each distribution if the shareholder fails to certify that the taxpayer identification number given is correct and that the shareholder is not subject to such withholding because of underreporting of income (or if the Internal Revenue Service gives notice that such certifications are not accurate).

         STATE AND LOCAL TAXES--Distributions to shareholders of the Funds may be subject to state and local taxes, even if not subject to federal income taxes. These laws vary, and you are advised to consult a tax adviser regarding such taxes.


FINANCIAL STATEMENTS

The Report of Independent Auditors and Financial Statements of the Funds for the period ended October 31, 1997 are incorporated herein by reference to the Trust's Annual Report. Copies of the Annual Report are available without charge upon request by writing the Trust or by calling 1-800-848-0920.

APPENDIX

MUNICIPAL BONDS


Excerpts from Moody's Investors Service Inc., description of its three highest bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations. Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbol Aa 1, A 1, Baa 1, Ba 1 and B 1.

Excerpts from Standard & Poor's Corporation description of its three highest bond ratings: AAA--highest grade obligations; they possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and, in the majority of instances, differ from AAA issues only in a small degree;

A--strong ability to pay interest and repay principal although more susceptible to change in circumstances.

COMMERCIAL PAPER

Excerpts from Standard & Poor's Corporation description of its two highest commercial paper ratings:

A-1--judged to be the highest investment grade category possessing the highest relative strength;

A-2--investment grade category possessing less relative strength than the highest rating.

Excerpts from Moody's Investors Service, Inc., description of its two highest commercial paper ratings:

P-1--the highest grade possessing greatest relative strength;

P-2--second highest grade possessing less relative strength than the highest grade.

STATE AND MUNICIPAL NOTES

Excerpts from Moody's Investors Service, Inc., description of state and municipal note ratings:

MIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIG-3--Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.

                                     PART C

OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENT AND EXHIBITS
(a)   Financial Statements:



(1) Financial statements and schedules included in the Prospectus for the Funds (Part A):


           Financial Highlights

(2)   Financial statements and schedules included in Part B:

           Those schedules required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectuses (Part A).


      (i)  Audited Financials:

           Audited financial statements for the Tax-Free Fund and U.S. Government Fund are hereby incorporated by reference to Forms N-30D filed by Nationwide Investing Foundation II on January 6, 1998.







 (b)       Exhibits:

           (1) Amended Declaration of Trust (Charter), previously filed with Registration Statement and Post-Effective Amendments, and herein incorporated by reference.

           (2) Amended Bylaws, previously filed with Registration Statement and Post-Effective Amendments, and herein incorporated by reference.

           (3)     Not applicable.

           (4)     Not applicable.

           (5) Restated Investment Management Agreement, previously filed with Registration Statement and Post-Effective Amendments, and herein incorporated by reference.

           (6) Restated Underwriting Contract, previously filed with Registration Statement and Post-Effective Amendments, and herein incorporated by reference.

           (7)     Not applicable.

           (8) Restated Mutual Fund Custody Agreement, previously filed with Registration Statement and Post- Effective Amendments, and herein incorporated by reference.


           (9) Agreement and Plan of Reorganization between Nationwide Investing Foundation II and Nationwide Investing Foundation III (NIF III) previously filed with NIF III's Registration Statement on N-14 (33 Act File No. 333-41175) on November 24,1997, and is hereby incorporated by reference.


          (10) Opinion and consent of counsel previously filed with Registration Statement and Post-Effective Amendments, and herein incorporated by reference.

          (11)     Independent Auditors' Consent.

          (12)     Not applicable.

          (13)     Not applicable.

          (14)     Not applicable.

          (15) Restated Distribution Plan of Nationwide Investing Foundation II, previously filed with Registration Statement and Post-Effective Amendments and herein incorporated by reference.

          (16) Performance Quotation Computation Schedule previously filed with Registration Statement and Post-Effective Amendments, and herein incorporated by reference.


          (17)     Not applicable.

          (18)     Not applicable.

ITEM 25.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

              No person is presently controlled by or under common control with Registrant.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES





                                                              NUMBER OF RECORD
                                                              HOLDERS AS OF
              TITLE OF CLASS                                  DECEMBER 31, 1997

              Nationwide Tax-Free Income Fund                     7,807
              Nationwide U.S. Government Income Fund              2,068



ITEM 27.      INDEMNIFICATION

     Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X, Section 2 of the Trust Indenture. Each person who is or has been a Trustee, Officer or Beneficiary of the Trust shall be indemnified by the Trust against expenses reasonably incurred by him in connection with any claim or in connection with any action, suit or proceeding, civil or criminal, to which he may be a party by reason of his being or having been a Trustee, Officer or Beneficiary of the Trust, if he acted (i) in good faith in a manner he reasonably believed to be in or not opposed to the best interests of the Trust and with respect to any criminal action or proceeding had no reasonable cause to believe that his conduct was unlawful and (ii) without willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The term "expenses" shall include, without limitation, attorneys' fees, costs, judgments, fines, penalties, amounts paid in settlement or to secure termination of litigation, and other liabilities, other than amounts paid to the Trust itself.

     Any indemnification under subsection (a) shall be made by the Trust only upon the determination that indemnification is proper in the circumstances because the Trustee, Officer or Beneficiary has met the applicable standards of conduct set forth herein. The determination provided for herein shall be made
(1) by the Trustees of a majority vote of a quorum consisting of Trustees who were not parties to such claim, action, suit or proceeding, or (2) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion, or (3) by a majority vote of a quorum of the Beneficiaries at any regular or special meeting of said Beneficiaries.

     The foregoing right of indemnification shall be in addition to any other rights to which such Trustee, Officer or Beneficiary may be entitled under any regulation, agreement, insurance purchased by the Trust, vote of Beneficiaries or disinterested Trustees or otherwise.

     Anything to the contrary notwithstanding, nothing herein shall protect any Trustee or Officer against any liability to the Trust or its Beneficiaries to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.



ITEM 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          (a) Nationwide Advisory Services, Inc. (NAS), the investment adviser of the Trust, also serves as investment adviser to the Nationwide Investing Foundation, Nationwide Investing Foundation II, Nationwide Separate Account Trust, Financial Horizons Investment Trust, and Nationwide Asset Allocation Trust and serves as general distributor to the Nationwide Multi-Flex Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide DC Variable Account, Nationwide DCVA II,

      Nationwide VA Separate Account-A, Nationwide VA Separate Account-C, NACo Variable Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VA Separate Account-B and Nationwide Variable Account, separate accounts of Nationwide Life Insurance Company, or its subsidiary Nationwide Life and Annuity Insurance Company, registered as unit investment trusts under the Investment Company Act of 1940.

      Joseph J. Gasper       DIRECTOR AND PRESIDENT AND CHIEF OPERATING OFFICER
                             Nationwide Life Insurance Company
                             Nationwide Life and Annuity Insurance Company
                             Nationwide Financial Services, Inc.

                             DIRECTOR AND CHAIRMAN OF THE BOARD
                             Nationwide Investment Services Corporation

                             DIRECTOR AND VICE CHAIRMAN
                             Nationwide Financial Institution
                             Distributors Agency, Inc.
                             Nationwide Global Holdings, Inc.
                             NEA Valuebuilder Investor Services, Inc.
                             NEA Valuebuilder Investor Services of Arizona, Inc. Public Employees Benefit Services Corporation

                             DIRECTOR AND PRESIDENT
                             Nationwide Advisory Services, Inc.
                             Nationwide Investor Services, Inc.

                             DIRECTOR
                             Affiliate Agency, Inc.
                             Affiliate Agency of Ohio, Inc.
                             Financial Horizons Distributors Agency of Alabama,
                               Inc.
                             Financial Horizons Distributors Agency of Ohio,
                               Inc.
                             Financial Horizons Distributors Agency of Oklahoma,
                               Inc.
                             Financial Horizons Securities Corporation
                             Landmark Financial Services of New York, Inc. Nationwide Indemnity Company

                             TRUSTEE AND CHAIRMAN
                             Nationwide Asset Allocation Trust
                             Nationwide Separate Account Trust

                             TRUSTEE AND PRESIDENT
                             Nationwide Insurance Golf Charities, Inc.

      Gordon E. McCutchan    EXECUTIVE VICE PRESIDENT-LAW AND
                             CORPORATE SERVICES AND SECRETARY
                             Nationwide Mutual Insurance Company
                             Nationwide Mutual Fire Insurance Company
                             Nationwide Life Insurance Company
                             Nationwide General Insurance Company
                             Nationwide Property and Casualty Insurance Company
                             Nationwide Life and Annuity Insurance Company
                             Nationwide Financial Services, Inc.

                Nationwide Properties, Ltd.
                Nationwide Realty Investors, Ltd.
                NEA Valuebuilder Investor Services, Inc.
                NEA Valuebuilder Investor Services of Arizona, Inc. Nationwide Financial Institution Distributors Agency, Inc. Colonial County Mutual Insurance Company
                Gates, McDonald & Company of Nevada
                Gates, McDonald & Company of New York, Inc.
                Farmland Mutual Insurance Company
                Lone Star General Agency, Inc.
                Nationwide Agribusiness Insurance Company
                Nationwide Communications Inc.
                Employers Insurance of Wausau A Mutual Company
                National Premium and Benefit Administration Company Nationwide Corporation
                Nationwide Insurance Enterprise Foundation
                Nationwide Investment Services Corporation
                Scottsdale Indemnity Company
                Scottsdale Insurance Company
                Scottsdale Surplus Lines Insurance Company
                Wausau Underwriters Insurance Company
                Wausau Service Corporation
                Wausau Business Insurance Company
                Wausau General Insurance Company

                EXECUTIVE VICE PRESIDENT-LAW AND CORPORATE SERVICES American Marine Underwriters, Inc.
                Employers Life Insurance Company of Wausau
                Pension Associations of Wausau, Inc.
                Public Employees Benefit Services Corporation
                Wausau Preferred Health Insurance Company
                Companies Agency, Inc.
                Companies Agency of Alabama, Inc.
                Companies Agency Insurance Services of California
                Companies Agency of Idaho, Inc.
                Companies Agency of Illinois, Inc.
                Companies Agency of Kentucky, Inc.
                Companies Agency of Massachusetts, Inc.
                Companies Agency of New York, Inc.
                Companies Agency of Pennsylvania, Inc.
                Companies Agency of Phoenix, Inc.
                Countrywide Services Corporation
                Wausau International Underwriters


                EXECUTIVE VICE PRESIDENT-LAW AND CORPORATE SERVICES
                AND DIRECTOR
                Nationwide Advisory Services, Inc.
                Nationwide Investor Services, Inc.

                EXECUTIVE VICE PRESIDENT-LAW AND CORPORATE
                SERVICES, SECRETARY AND DIRECTOR
                California Cash Management Company
                Colonial Insurance Company of Wisconsin
                Gates, McDonald & Company
                GatesMcDonald Health Plus Inc.

                     Nationwide Global Holdings, Inc.
                     National Casualty Company
                     Nationwide Cash Management Company
                     Nationwide Indemnity Company
                     Nationwide Community Urban Redevelopment Corporation

                     VICE CHAIRMAN AND DIRECTOR
                     Neckura Holding Company
                     Neckura Insurance Company
                     Neckura Life Insurance Company

                     SECRETARY
                     The Beak and Wire Corporation
                     Affiliate Agency, Inc.
                     Affiliate Agency of Ohio, Inc.
                     Financial Horizons Distributors Agency of Alabama, Inc. Financial Horizons Distributors Agency of Ohio, Inc. Financial Horizons Distributors Agency of Oklahoma, Inc. Financial Horizons Securities Corporation
                     Landmark Financial Services of New York, Inc.
                     NEA Valuebuilder Investor Services of Alabama, Inc.
                     NEA Valuebuilder Investor Services of Montana, Inc.
                     NEA Valuebuilder Investor Services of  Nevada, Inc.
                     NEA Valuebuilder Investor Services of Ohio, Inc.
                     NEA Valuebuilder Investor Services of Oklahoma, Inc.
                     NEA Valuebuilder Investor Services of Wyoming, Inc.

                     SECRETARY AND DIRECTOR
                     Nationwide Agency, Inc.
                     Nationwide HMO, Inc.
                     Nationwide Management Systems, Inc.

                     DIRECTOR
                     MRM Investments, Inc.
                     NWE, Inc.

                     CLERK
                     NEA Valuebuilder Services Insurance Agency, Inc.


 Dimon R. McFerson   CHAIRMAN AND CHIEF EXECUTIVE OFFICER- NATIONWIDE INSURANCE
                     ENTERPRISE AND DIRECTOR
                     Nationwide Mutual Insurance Company
                     Nationwide Mutual Fire Insurance Company
                     Nationwide General Insurance Company
                     Nationwide Property and Casualty Insurance Company
                     Nationwide Life Insurance Company
                     Nationwide Life and Annuity Insurance Company
                     Colonial Insurance Company of Wisconsin
                     Nationwide Communications Inc.
                     Farmland Mutual Insurance Company
                     Nationwide Agribusiness Insurance Company
                     National Casualty Company

                 Nationwide Financial Services, Inc.
                 Nationwide Global Holdings, Inc.
                 Nationwide Indemnity Company
                 Nationwide Investment Services Corporation
                 California Cash Management Company
                 Nationwide Cash Management Company
                 Employers Insurance of Wausau A Mutual Company
                 Scottsdale Indemnity Company
                 Scottsdale Insurance  Company
                 Scottsdale Surplus Lines Insurance Company
                 Wausau Service Corporation
                 Wausau General Insurance Company
                 Wausau Business Insurance Company
                 Wausau Underwriters Insurance Company

                 CHAIRMAN AND CHIEF EXECUTIVE OFFICER - NATIONWIDE INSURANCE ENTERPRISE, PRESIDENT AND DIRECTOR
                 Nationwide Corporation

                 CHAIRMAN OF THE BOARD, CHAIRMAN AND CHIEF EXECUTIVE OFFICER-NATIONWIDE INSURANCE ENTERPRISE AND DIRECTOR American Marine Underwriters, Inc.
                 Gates, McDonald and Company
                 GatesMcDonald Health Plus, Inc.
                 Nationwide Investor Services, Inc.
                 Public Employees Benefit Services Corporation
                 Companies Agency, Inc.
                 Companies Agency of Alabama, Inc.
                 Companies Agency Insurance Services of California Companies Agency of Idaho, Inc.
                 Companies Agency of Illinois, Inc.
                 Companies Agency of Kentucky, Inc.
                 Companies Agency of Massachusetts, Inc.
                 Companies Agency of New York, Inc.
                 Companies Agency of Pennsylvania, Inc.
                 Companies Agency of Phoenix, Inc.
                 Countrywide Services Corporation
                 Employers Life Insurance Company of Wausau
                 Nationwide Advisory Services, Inc.
                 Nationwide Financial Institution Distributors Agency, Inc. Wausau International Underwriters
                 Wausau Preferred Health Insurance Company

                 CHAIRMAN AND DIRECTOR
                 NEA Valuebuilder Investor Services of Arizona, Inc.

                 TRUSTEE AND CHAIRMAN
                 Financial Horizons Investment Trust
                 Nationwide Investing Foundation
                 Nationwide Investing Foundation II

                 CHAIRMAN OF THE BOARD
                 Nationwide Insurance Golf Charities, Inc.

                     CHAIRMAN OF THE BOARD AND DIRECTOR
                     Lone Star General Agency, Inc.
                     Nationwide Community Urban Redevelopment Corporation NEA Valuebuilder Investor Services, Inc.
                     Colonial County Mutual Insurance Company


                     DIRECTOR
                     Gates, McDonald & Company of Nevada
                     Gates, McDonald & Company of New York

                     CHAIRMAN OF THE BOARD, CHAIRMAN AND CHIEF EXECUTIVE OFFICER-NATIONWIDE INSURANCE ENTERPRISE AND TRUSTEE Nationwide Insurance Enterprise Foundation

                     MEMBER-BOARD OF MANAGERS, CHAIRMAN OF THE BOARD,
                     CHAIRMAN AND CHIEF EXECUTIVE OFFICER-NATIONWIDE INSURANCE ENTERPRISE
                     Nationwide Properties, Ltd.
                     Nationwide Realty Investors, Ltd.


 Robert A. Oakley    EXECUTIVE VICE PRESIDENT-CHIEF FINANCIAL OFFICER
                     Nationwide Mutual Insurance Company
                     Nationwide Mutual Fire Insurance Company
                     Nationwide General Insurance Company
                     Nationwide Property and Casualty Insurance Company
                     Nationwide Life Insurance Company
                     Nationwide Life and Annuity Insurance Company
                     American Marine Underwriters, Inc.
                     Companies Agency, Inc.
                     Companies Agency of Alabama, Inc.
                     Companies Agency of Idaho, Inc.
                     Companies Agency of Illinois, Inc.
                     Companies Agency of Kentucky, Inc.
                     Companies Agency of Massachusetts, Inc.
                     Companies Agency of New York, Inc.
                     Companies Agency of Pennsylvania, Inc.
                     Companies Agency of Phoenix, Inc.
                     Countrywide Services Corporation
                     Employers Life Insurance Company of Wausau
                     National Casualty Company
                     National Premium and Benefit Administration Company
                     The Beak and Wire Corporation
                     Employers Insurance of Wausau A Mutual Company
                     Farmland Mutual Insurance Company
                     Nationwide Financial Institution Distributors Agency, Inc.
                     Lone Star General Agency, Inc.
                     Nationwide Agribusiness Insurance Company
                     Nationwide Communications Inc.
                     Nationwide Corporation
                     Nationwide Financial Services, Inc.
                     Nationwide Investment Services Corporation
                     Nationwide Investor Services, Inc.

                           Nationwide Insurance Enterprise Foundation
                           Nationwide Properties, Ltd.
                           Nationwide Realty Investors, Ltd.
                           NEA Valuebuilder Investor Services, Inc.
                           NEA Valuebuilder Investor Services of Arizona, Inc Colonial County Mutual Insurance Company
                           Pension Associates of Wausau, Inc.
                           Public Employees Benefit Services Corporation Scottsdale Indemnity Company
                           Scottsdale Insurance Company
                           Scottsdale Surplus Lines Insurance Company
                           Wausau Business Insurance Company
                           Wausau General Insurance Company
                           Wausau Preferred Health Insurance Company
                           Wausau Service Corporation
                           Wausau Underwriters Insurance Company

                           DIRECTOR, CHAIRMAN OF THE BOARD
                           Neckura Holding Company
                           Neckura Insurance Company
                           Neckura Life Insurance Company

                           EXECUTIVE VICE PRESIDENT-CHIEF FINANCIAL
                           OFFICER AND DIRECTOR
                           California Cash Management Company
                           Colonial Insurance Company of Wisconsin
                           Nationwide Cash Management Company
                           Nationwide Community Urban Redevelopment
                           Corporation
                           Nationwide Global Holdings, Inc.
                           MRM Investments, Inc.
                           Nationwide Advisory Services, Inc.
                           Nationwide Indemnity Company

                           EXECUTIVE VICE PRESIDENT
                           Companies Agency Insurance Services of
                           California
                           Wausau International Underwriters

                           DIRECTOR AND VICE CHAIRMAN
                           Leben Direkt Insurance Company
                           Neckura General Insurance Company
                           Auto Direkt Insurance Company


                           DIRECTOR
                           NWE, Inc.
                           Gates, McDonald & Company
                           GatesMcDonald Health Plus Inc.


 Robert J. Woodward, Jr.   EXECUTIVE VICE PRESIDENT-CHIEF INVESTMENT OFFICER
                           Nationwide Mutual Insurance Company
                           Nationwide Mutual Fire Insurance Company
                           Nationwide General Insurance Company
                           Nationwide Property and Casualty Insurance
                            Company

                                    Nationwide Life Insurance
                                    Company Nationwide Life and
                                    Annuity Insurance Company
                                    Colonial County Mutual
                                    Insurance Company Colonial
                                    Insurance Company of
                                    Wisconsin Employers
                                    Insurance of Wausau A
                                    Mutual Company Employers
                                    Life Insurance Company of
                                    Wausau Farmland Mutual
                                    Insurance Company Gates,
                                    McDonald & Company
                                    GatesMcDonald Health Plus,
                                    Inc. Lone Star General
                                    Agency, Inc. National
                                    Casualty Company Nationwide
                                    Financial Services, Inc.
                                    Nationwide Agribusiness
                                    Insurance Company
                                    Nationwide Corporation
                                    Nationwide Insurance
                                    Enterprise Foundation
                                    Nationwide Investment
                                    Services Corporation
                                    Pension Associates of
                                    Wausau, Inc. Public
                                    Employees Benefit Services
                                    Corporation Scottsdale
                                    Indemnity Company
                                    Scottsdale Insurance
                                    Company Scottsdale Surplus
                                    Lines Insurance Company
                                    Wausau Business Insurance
                                    Company Wausau General
                                    Insurance Company Wausau
                                    Preferred Health Insurance
                                    Company Wausau Service
                                    Corporation Wausau
                                    Underwriters Insurance
                                    Company

                                    VICE CHAIRMAN AND DIRECTOR
                                    Nationwide Communications Inc.

                                    DIRECTOR
                                    Nationwide Global Holdings, Inc.


                                    MEMBER-BOARD OF MANAGERS AND VICE CHAIRMAN
                                    Nationwide Properties, Ltd.
                                    Nationwide Realty Investors, Ltd.

                                    DIRECTOR AND PRESIDENT
                                    California Cash Management Company
                                    MRM Investments, Inc.
                                    Nationwide Cash Management Company
                                    Nationwide Community Urban Redevelopment
                                     Corporation
                                    NWE, Inc.

                                    DIRECTOR, EXECUTIVE VICE PRESIDENT-CHIEF
                                     INVESTMENT OFFICER
                                    Nationwide Indemnity Company
                                    Nationwide Advisory Services, Inc.

                                    VICE CHAIRMAN AND DIRECTOR
                                    Nationwide Communications Inc.

                                    DIRECTOR
                                    Nationwide Global Holdings, Inc.

                                    TRUSTEE AND VICE CHAIRMAN
                                    Nationwide Asset Allocation Trust
                                    Nationwide Separate Account Trust

      James F. Laird, Jr.           VICE PRESIDENT AND GENERAL MANAGER
                                      AND ACTING TREASURER
                                    Nationwide Advisory Services, Inc.

                                    VICE PRESIDENT AND GENERAL MANAGER
                                     AND ACTING TREASURER AND DIRECTOR
                                    Nationwide Investors Services, Inc.

                                    TREASURER
                                    Nationwide Investing Foundation
                                    Nationwide Separate Account Trust
                                    Nationwide Investing Foundation II
                                    Financial Horizons Investment Trust.
                                    Nationwide Asset Allocation Trust


      Christopher A. Cray           TREASURER
                                    Nationwide Advisory Services, Inc.
                                    Nationwide Investors Services, Inc.

                                    ASSISTANT TREASURER
                                    Nationwide Investing Foundation
                                    Nationwide Separate Account Trust
                                    Nationwide Investing Foundation II
                                    Financial Horizons Investment Trust
                                    Nationwide Asset Allocation Trust


     W. Sidney Druen                SENIOR VICE PRESIDENT AND GENERAL
                                    COUNSEL AND ASSISTANT SECRETARY
                                    Nationwide Mutual Insurance Company
                                    Nationwide Mutual Fire Insurance
                                     Company
                                    Nationwide General Insurance Company
                                    Nationwide Property and Casualty
                                     Insurance Company
                                    Nationwide Life Insurance Company
                                    Nationwide Life and Annuity Insurance
                                     Company
                                    Nationwide Advisory Services, Inc.
                                    Nationwide Investors Services, Inc.
                                    Employers Insurance of Wausau A Mutual
                                     Company
                                    Employers Life Insurance Company of Wausau
                                    Wausau Business Insurance Company
                                    Wausau General Insurance Company
                                    Wausau Underwriters Insurance Company
                                    Wausau Preferred Health Insurance Company
                                    Wausau Service Corporation

                                    SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                                    Affiliate Agency, Inc.
                                    Affiliate Agency of Ohio, Inc.
                                    American Marine Underwriters, Inc.
                                    The Beak and Wire Corporation

                         California Cash Management Company
                         Colonial County Mutual Insurance Company
                         Colonial Insurance Company of California
                         Farmland Mutual Insurance Company
                         Nationwide Agribusiness Insurance Company
                         Nationwide Financial Services, Inc.
                         Nationwide Financial Institution Distributors Agency, Inc.
                         Financial Horizons Distributors Agency of
                          Alabama, Inc.
                         Financial Horizons Distributors Agency of
                          Ohio, Inc.
                         Financial Horizons Distributors Agency of
                          Oklahoma, Inc.
                         Financial Horizons Securities Corporation
                         Gates, McDonald & Company
                         Gates, McDonald & Company of Nevada
                         Gates, McDonald & Company of New York, Inc.
                         GatesMcDonald Health Plus, Inc.
                         Landmark Financial Services of New York, Inc. National Casualty Company
                         Nationwide Cash Management Company
                         Nationwide Communications Inc.
                         Nationwide Corporation
                         Nationwide Global Holdings, Inc.
                         Nationwide Investment Services Corporation
                         Companies Agency, Inc.
                         Companies Agency Insurance Services of California Companies Agency of Alabama, Inc.
                         Companies Agency of Idaho, Inc.
                         Companies Agency of Illinois, Inc.
                         Companies Agency of Kentucky, Inc.
                         Companies Agency of Massachusetts, Inc.
                         Companies Agency of New York, Inc.
                         Companies Agency of Pennsylvania, Inc.
                         Companies Agency of Phoenix, Inc.
                         Countrywide Services Corporation
                         Lone Star General Agency Inc.
                         Nationwide Insurance Enterprise Foundation
                         Nationwide Indemnity Company
                         Nationwide Properties, Ltd.
                         Nationwide Realty Investors, Ltd.
                         NEA Valuebuilder Investor Services, Inc.
                         NEA Valuebuilder Investor Services of Alabama, Inc. NEA Valuebuilder Investor Services of Arizona, Inc. NEA Valuebuilder Investor Services of Montana, Inc. NEA Valuebuilder Investor Services of Nevada, Inc. NEA Valuebuilder Investor Services of Ohio, Inc.
                         NEA Valuebuilder Investor Services of Oklahoma, Inc. NEA Valuebuilder Investor Services of Wyoming, Inc. NEA Valuebuilder Services Insurance Agency, Inc.
                         MRM Investments, Inc.
                         NWE, Inc.
                         PEBSCO of Massachusetts Insurance Agency, Inc. Pension Associates of Wausau, Inc.
                         Public Employees Benefit Services Corporation
                         Public Employees Benefit Services Corporation of
                          Alabama
                         Public Employees Benefit Services Corporation of
                          Arkansas

                         Public Employees Benefit Services Corporation of
                          Montana
                         Public Employees Benefit Services Corporation of
                          New Mexico Scottsdale Indemnity
                         Company Scottsdale
                         Insurance Company
                         Scottsdale Surplus Lines
                         insurance Company Wausau
                         International Underwriters

                         SENIOR VICE PRESIDENT AND GENERAL COUNSEL AND DIRECTOR Nationwide Community Urban Redevelopment Corporation

                         GENERAL COUNSEL
                         Nationwide Insurance Golf Charities, Inc.


 Peter J. Neckermann     VICE PRESIDENT - ECONOMIC AND INVESTMENT SERVICES
                         Nationwide Mutual Insurance Company
                         Nationwide Mutual Fire Insurance Company
                         Nationwide General Insurance Company
                         Nationwide Property and Casualty Insurance Company
                         Nationwide Life Insurance Company
                         Nationwide Life and Annuity Insurance Company
                         Nationwide Indemnity Company

                         VICE PRESIDENT
                         Nationwide Advisory Services, Inc.

                         DIRECTOR
                         Leben Direkt Insurance Company
                         Nationwide Investors Services, Inc.
                         Neckura Holding Company

                         ASSISTANT TREASURER
                         Financial Horizons Investment Trust
                         National Casualty Company
                         National Premium and Benefit Administration Company Nationwide Investing Foundation
                         Nationwide Investing Foundation II
                         Nationwide Separate Account Trust
                         Nationwide Asset Allocation Trust


Edwin P. McCausland, Jr. VICE PRESIDENT-FIXED INCOME SECURITIES
                         Nationwide Mutual Insurance Company
                         Nationwide Mutual Fire Insurance Company
                         Nationwide General Insurance Company

                         Nationwide Property and Casualty Insurance
                                  Company
                         Nationwide Life Insurance
                         Company Nationwide Life and
                         Annuity Insurance Company
                         California Cash Management
                         Company Colonial Insurance
                         Company of Wisconsin
                         Employers Insurance of
                         Wausau A Mutual Company
                         Employers Life Insurance
                         Company of Wausau Farmland
                         Mutual Insurance Company
                         Financial Horizons
                         Investment Trust Gates,
                         McDonald & Company
                         GatesMcDonald Health Plus,
                         Inc. National Casualty
                         Company Nationwide
                         Agribusiness Insurance
                         Company Nationwide Cash
                         Management Company
                         Nationwide Indemnity
                         Company Nationwide
                         Insurance Enterprise
                         Foundation Scottsdale
                         Indemnity Company
                         Scottsdale Insurance
                         Company Scottsdale Surplus
                         Lines Insurance Company
                         Wausau Business Insurance
                         Company Wausau General
                         Insurance Company Wausau
                         Preferred Health Insurance
                         Company Wausau Service
                         Corporation Wausau
                         Underwriters Insurance
                         Company
                         VICE PRESIDENT-FIXED INCOME
                         Nationwide Advisory
                         Services, Inc.

                         ASSISTANT TREASURER
                         Nationwide Asset Allocation Trust
                         Nationwide Investing Foundation
                         Nationwide Investing Foundation II
                         Nationwide Separate Account Trust


Joseph P. Rath           VICE PRESIDENT-PRODUCT AND MARKET COMPLIANCE
                         Nationwide Mutual Insurance Company
                         Nationwide Mutual Fire Insurance Company
                         Nationwide Property and Casualty Insurance Company
                         Nationwide Life Insurance Company
                         Nationwide Life and Annuity Insurance Company

                         VICE PRESIDENT-COMPLIANCE
                         Nationwide Advisory Services, Inc.
                         Nationwide Investment Services Corporation

                         VICE PRESIDENT-CHIEF COMPLIANCE OFFICER
                         Nationwide Financial Services, Inc.


William G. Goslee        VICE PRESIDENT
                         Nationwide Advisory Services, Inc.

                         ASSISTANT TREASURER
                         Nationwide Asset Allocation Trust


Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

      Farmland Mutual Insurance Company
      Nationwide Agribusiness Insurance Company
      1963 Bell Avenue
      Des Moines, Iowa 50315-1000
      Colonial Insurance Company of Wisconsin
      3455 Mill Run Drive, 5th Floor
      Hilliard, Ohio 43026

      Employers Insurance of Wausau A Mutual Company
      2000 Westwood Drive
      Wausau, Wisconsin 54401-7881

      Scottsdale Insurance Company
      8877 North Gainey Center Drive
      P.O. Box 4110
      Scottsdale, Arizona 85261-4110

      National Casualty Company
      8877 North Gainey Center Drive
      P.O. Box 4110
      Scottsdale, Arizona 85261-4110

      Lone Star General Agency, Inc.
      P.O. Box 14700
      Austin, Texas 78761

      Auto Direkt Insurance Company
      Columbus Insurance Brokerage and Service, GMBH
      Leben Direkt Insurance Company
      Neckura General Insurance Company
      Neckura Holding Company
      Neckura Insurance Company
      Neckura Life Insurance Company
      John E. Fisher Str. 1
      61440 Oberursel/Ts.
      Germany

      Public Employees Benefit Services Corporation
      Two Nationwide Plaza
      Columbus, Ohio 43215

      Nationwide Advisory Services, Inc.
      Nationwide Investors Services, Inc.
      Three Nationwide Plaza,  Columbus, Ohio 43215

ITEM 29. PRINCIPAL UNDERWRITERS
         (a)  See Item 28 above.
         (b)  Nationwide Advisory Services, Inc.


                                                                 Position with                  Position
            Name                  Business Address                Underwriter               With Registrant
            ----                  ----------------                -----------               ---------------
Dimon R. McFerson             One Nationwide Plaza       Chairman and CEO                Chairman of Board of
                              Columbus  OH 43215                                         Trustees

Joseph J. Gasper              One Nationwide Plaza       President and Director          Vice Chairman of Board
                              Columbus  OH 43215                                         of Trustees

Gordon E. McCuthan            One Nationwide Plaza       Exec. VP - Law and              N/A
                              Columbus  OH 43215         Corporate Services and
                                                         Director

Robert A. Oakley              One Nationwide Plaza       Exec. VP - Chief Financial      N/A
                              Columbus  OH 43215         Officer and Director

Robert J. Woodward, Jr.       One Nationwide Plaza       Exec. VP - Chief Investment     Trustee
                              Columbus  OH 43215         Officer and Director

William S. Druen              One Nationwide Plaza       Sr. VP - General Counsel        N/A
                              Columbus  OH 43215         and Assistant Secretary

James F. Laird, Jr.           Three Nationwide Plaza     VP - General Manager            Treasurer
                              Columbus OH 43215

Edwin P. McCausland           One Nationwide Plaza       VP - Fix Income Securities      Assistant Treasurer
                              Columbus  OH 43215

Joseph P. Rath                One Nationwide Plaza       VP - Compliance                 N/A
                              Columbus  OH 43215

Peter J. Neckermann           One Nationwide Plaza       Vice President                  Assistant Treasurer
                              Columbus  OH 43215

William G. Goslee             One Nationwide Plaza       Vice President                  N/A
                              Columbus  OH 43215

Christopher A. Cray           Three Nationwide Plaza     Treasurer                       Assistant Treasurer
                              Columbus OH 43215

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
         Christopher A. Cray
         Nationwide Advisory Services, Inc.
         Three Nationwide Plaza
         Columbus, OH 43215

ITEM 31. MANAGEMENT SERVICES
         Not applicable.

ITEM 32. UNDERTAKINGS

         (1) The Trust undertakes to furnish to each person to whom a prospectus is delivered, a copy of the Trust's Annual Report, upon request and without charge.

         (2) The Trust undertakes to hold a shareholder meeting, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a trustee or trustees and to assist shareholders in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act 1933 and the Investment Company Act of 1940, the Registrant certifies that they meet all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this 27th day of February 1998.

                      NATIONWIDE INVESTING FOUNDATION II

                              By: JAMES F. LAIRD, JR.
                                 ------------------------------
                                 James F. Laird, Jr., Treasurer

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 27TH DAY OF FEBRUARY 1998.


Signature & Title
------------------

Principal Executive Officer

DIMON R. McFERSON*
-------------------
Dimon R. McFerson, Trustee and Chairman

Principal Accounting and Financial Officer

JAMES F. LAIRD, JR.                                           DAVID C. WETMORE*
------------------                                            --------------------------
James F. Laird, Jr., Treasurer                                David C. Wetmore, Trustee

JOHN C. BRYANT*                                               *By: JAMES F. LAIRD, JR.
---------------                                                   -----------------------
John C. Bryant, Trustee                                          James F. Laird, Jr., Attorney-In-Fact

C. BRENT DEVORE
---------------
C. Brent Devore, Trustee

SUE A. DOODY*
-------------
Sue A. Doody, Trustee

ROBERT M. DUNCAN*
-----------------
Robert M. Duncan, Trustee

CHARLES L. FUELLGRAF, JR.*
------------------------
Charles L. Fuellgraf, Jr., Trustee

THOMAS J. KERR, IV*
--------------------
Thomas J. Kerr, IV, Trustee

DOUGLAS F. KRIDLER*
--------------------
Douglas F. Kridler, Trustee

NANCY C. THOMAS*
----------------
Nancy C. Thomas, Trustee

HAROLD W. WEIHL*
----------------
Harold W. Weihl, Trustee